Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Movements in Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets, at fair value through other comprehensive income
Beginning	$ 28,547,482
Currency realignment	972,061
Ending	17,513,555	$ 28,547,482
Financial liabilities, at fair value through profit and loss [Member]
Financial assets, at fair value through other comprehensive income
Beginning	33,305	439,409
Additions	5,555,721	3,916,074	1,341,999
Disposals	(33,305)	(4,310,794)	(913,974)
Currency realignment		(11,384)	11,384
Ending	5,555,721	33,305	439,409
Level 1 of fair value hierarchy [member]
Financial assets, at fair value through other comprehensive income
Beginning	903,000
Ending		903,000
Level 1 of fair value hierarchy [member] | Financial assets, at fair value through other comprehensive income [Member]
Financial assets, at fair value through other comprehensive income
Beginning	903,000	8	2,793,399
Additions	3,904,416	903,000	80,615
Disposals	(5,116,938)	(8)	(3,026,906)
Disposal of controlling subsidiaries	(99,478)
Fair value changes recognized in other comprehensive income/(loss)	409,000		152,900
Currency realignment
Ending		903,000	8
Level 3 of fair value hierarchy [member]
Financial assets, at fair value through other comprehensive income
Beginning	27,644,482
Ending	17,513,555	27,644,482
Level 3 of fair value hierarchy [member] | Financial assets, at fair value through other comprehensive income [Member]
Financial assets, at fair value through other comprehensive income
Beginning	27,644,482	8,360,489
Additions	41,749,956	46,595,266	10,921,564
Disposals		(17,301,634)	(2,948,518)
Transfer to level 1	(1,688,000)	(903,000)
Disposal of controlling subsidiaries	(17,716,438)
Fair value changes recognized in other comprehensive income/(loss)	(32,476,445)	(9,009,166)	365,388
Currency realignment		(97,473)	22,055
Ending	$ 17,513,555	$ 27,644,482	$ 8,360,489